Related-Party Balances and Transactions	6 Months Ended
Jun. 30, 2026
Related-Party Balances and Transactions [Abstract]
Related-party Balances and Transactions

(18) Related-party Balances and Transactions

The principal related-party balances as of December 31, 2025 and June 30, 2026, and transactions for the six months ended June 30, 2025 and 2026 are as follows:

Name of Related Party	Relationship to the Group
Maase Inc. (“MAASE”)	A shareholder of the Group (formerly known as “Puyi Inc.” and “Highest Performances Holdings Inc.”)
Chengdu Puyi Bohui Information Technology Co.,	Controlled by MAASE before September 30,2025
Puyi Enterprise Management Consulting Co., Ltd	Controlled by MAASE before September 30,2025

Related party transactions:

(i)	On December 28, 2020, the Group entered into a framework strategic partnership agreement, or, the “Agreement”, with Puyi Enterprise Management Consulting Co., Ltd (“Puyi Consulting”), which was controlled by MAASE. Pursuant to the Agreement, both parties, on the basis of full compliance with relevant regulatory and legal requirements will share customer and channel resources and explore collaboration opportunities on the provision of value-added asset management services to Chinese households, by leveraging both parties’ respective strength in insurance and financial services. In order to diversify the Group’s services and product offerings, the Group provided referral services of publicly-raised and privately-raised fund products provided by MAASE’s clients, the Group referred MAASE’s financial advisors to their clients and MAASE’s financial advisors will be responsible for providing product information and handling purchasing procedures. For the six months ended June 30, 2025 and 2026, the Group incurred RMB250 and nil referral service fee from MAASE and the balance of account receivable as of June 30, 2026 was nil.

(ii)	For the six months ended June 30, 2026, the Group advanced additional loan of RMB961 to Maase, of which RMB686 was repaid during the period and the outstanding loan receivables from Maase was RMB13,594 as of June 30, 2026.

(iii)	As disclosed in Note (3), in June 2025, the Group disposed of 100% equity interests in Beijing Fanlian Investment Co., Ltd. to Chengdu Puyi Bohui Information Technology Co., Ltd., for a cash consideration of RMB14,260, of which RMB8,000 was repaid in April 2026 and the outstanding receivables was RMB6,260 as of June 30,2026.

Related-party Balances:

	As of December 31, 2025	As of June 30, 2026
	RMB	RMB
Amount due from related parties
Maase Inc.(i)	13,733	13,594
Less: Allowance for credit loss	(481)	(245)
Total	13,252	13,349

(i)	Amount represents unsecured, interest-free loans due from related parties, which are repayable in two years. The loans were provided to supplement MAASE’s working capital.